Condensed Balance Sheets - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 78.7	$ 24.6	$ 15.5
Accounts receivable, net	143.6	106.6	93.1
Inventories	75.6	69.0	44.5
Taxes applicable to subsequent years	33.9	137.1	112.9
Regulatory assets, current	77.7	82.0	56.6
Taxes receivable	26.5	24.9	24.4
Prepayments and other current assets	12.6	8.4	8.1
Total current assets	448.6	452.6	355.1
Assets, Noncurrent [Abstract]
Property, plant and equipment, net	2,736.9	2,546.2	2,195.9
Regulatory assets, non-current	135.8	140.0	155.7
Intangible assets, net of amortization	169.9	173.2	111.4
Other non-current assets	40.7	43.2	52.9
Total non-current assets	3,083.3	2,902.6	2,515.9
Total assets	3,531.9	3,355.2	2,871.0
CURRENT LIABILITIES
Short-term and current portion of long-term debt	0.2	290.1	15.2
Accounts payable	121.9	132.1	163.8
Accrued taxes	145.7	115.2	101.4
Accrued interest	14.3	10.2	4.2
Customer deposits	18.0	14.2	12.7
Regulatory liabilities, current	2.1	10.3	18.0
Accrued and other current liabilities	36.5	32.2	20.2
Total current liabilities	338.7	604.3	335.5
Non-current liabilities:
Long-term debt	1,384.2	1,012.7	1,012.3
Deferred income taxes	227.1	217.6	206.1
Taxes payable	0.4	137.5	113.4
Regulatory liabilities, non-current	190.6	169.4	182.1
Accrued pension and other postretirement obligations	23.7	30.7	37.7
Other non-current liabilities	4.7	5.2	4.7
Total non-current liabilities	1,830.7	1,573.1	1,556.3
Liabilities	2,169.4	2,177.4	1,891.8
Commitments and contingencies
COMMON SHAREHOLDER'S EQUITY
Common stock	0.4	0.4	0.4
Other paid-in capital	1,327.7	1,177.6	977.4
Accumulated other comprehensive loss	(24.9)	(26.4)	(27.9)
Retained earnings	59.3	26.2	29.3
Total common shareholder's equity	1,362.5	1,177.8	979.2
Total liabilities and shareholder's equity	$ 3,531.9	$ 3,355.2	$ 2,871.0